Premises and Equipment - Operating lease liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Premises and Equipment
2020	$ 318
2021	312
2022	252
2023	194
2024	206
Thereafter	1,040
Total minimum lease payments	$ 2,322